Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Schedule of Detailed Information about Property, Plant and Equipment
Changes in the Group’s property, plant and equipment in 2019 and 2018 were as follows:

	Farmlands	Farmland improvements	Buildings and facilities	Machinery, equipment, furniture and fittings	Bearer plants	Others	Work in progress	Total
At January 1, 2018
Cost	110,743	22,399	329,366	696,266	421,855	16,999	29,635	1,627,263
Accumulated depreciation	—	(13,392)	(136,522)	(450,186)	(182,945)	(12,841)	—	(795,886)
Net book amount	110,743	9,007	192,844	246,080	238,910	4,158	29,635	831,377
At December 31, 2018
Opening net book amount	110,743	9,007	192,844	246,080	238,910	4,158	29,635	831,377
Adjustment of opening net book amount for the application of IAS 29	211,328	11,520	22,563	5,181	—	1,140	856	252,588
Exchange differences	(78,858)	(3,310)	(34,195)	(49,222)	(36,504)	1,410	(6,408)	(207,087)
Additions	—	97	13,773	50,759	96,365	2,098	61,829	224,921
Revaluation surplus	545,129	—	—	—	—	—	—	545,129
Reclassification from investment property	3,313	—	—	—	—	—	—	3,313
Transfers	—	2,012	14,264	18,577	—	49	(34,902)	—
Disposals	—	—	(149)	(2,144)	—	(85)	(67)	(2,445)
Disposals of subsidiaries	(11,471)	—	(593)	(17)	(1,667)	—	—	(13,748)
Reclassification to non-income tax credits (*)	—	—	(114)	(422)	—	—	(39)	(575)
Depreciation	—	(3,002)	(19,771)	(63,644)	(64,148)	(2,469)	—	(153,034)
Closing net book amount	780,184	16,324	188,622	205,148	232,956	6,301	50,904	1,480,439

	Farmlands	Farmland improvements	Buildings and facilities	Machinery, equipment, furniture and fittings	Bearer plants	Others	Work in progress	Total
At December 31, 2018
Fair value for farmlands / Cost	780,184	32,718	344,915	718,978	480,049	21,611	50,904	2,429,359
Accumulated depreciation	—	(16,394)	(156,293)	(513,830)	(247,093)	(15,310)	—	(948,920)
Net book amount	780,184	16,324	188,622	205,148	232,956	6,301	50,904	1,480,439
Year ended December 31, 2019
Opening net book amount	780,184	16,324	188,622	205,148	232,956	6,301	50,904	1,480,439
Exchange differences	(25,205)	(536)	(6,846)	(8,770)	(9,802)	(207)	(3,170)	(54,536)
Additions	1,738	62	38,570	62,320	102,813	2,160	54,488	262,151
Revaluation surplus	(42,384)	—	—	—	—	—	—	(42,384)
Acquisition of subsidiaries	815	—	24,126	5,280	—	437	—	30,658
Reclassification from investment property	4,816	—	—	—	—	—	—	4,816
Transfers	—	12,643	13,614	16,772	—	35	(43,064)	—
Disposals	—	—	(81)	(3,308)	—	(129)	—	(3,518)
Disposals of subsidiaries	(10,379)	—	(571)	(22)	—	—	—	(10,972)
Reclassification to non-income tax credits (*)	—	—	—	(226)	—	—	—	(226)
Depreciation	—	(3,213)	(24,714)	(70,921)	(72,447)	(1,913)	—	(173,208)
Closing net book amount	709,585	25,280	232,720	206,273	253,520	6,684	59,158	1,493,220
At December 31, 2019
Fair value for farmlands / Cost	709,585	44,887	413,727	791,024	573,060	23,907	59,158	2,615,348
Accumulated depreciation	—	(19,607)	(181,007)	(584,751)	(319,540)	(17,223)	—	(1,122,128)
Net book amount	709,585	25,280	232,720	206,273	253,520	6,684	59,158	1,493,220

(*) Brazilian federal tax law allows entities to take a percentage of the total cost of the assets purchased as a tax credit. As of December 31, 2019 and 2018, ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) tax credits were reclassified to trade and other receivables.

Depreciation is calculated using the straight-line method to allocated their cost over the estimated usefull lives. Farmlands are not depreciated.

Farmland improvements	5-25 years
Buildings and facilities	20 years
Furniture and fittings	10 years
Computer equipment	3-5 years
Machinery and equipment	4-10 years
Vehicles	4-5 years
Bearer plants	6 years - based on productivity